Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Feb. 26, 2020
Document Effective Date	Mar. 01, 2020
Prospectus Date	Mar. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Short Duration Inflation-Protected Income Fund | Class A
Risk/Return:
Trading Symbol	EARRX
Eaton Vance Short Duration Inflation-Protected Income Fund | Class C
Risk/Return:
Trading Symbol	ECRRX
Eaton Vance Short Duration Inflation-Protected Income Fund | Class I
Risk/Return:
Trading Symbol	EIRRX